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                      SUPPLEMENT DATED OCTOBER 29, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

                   INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - II


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.